Organization, Principal Activities and Management's Plans	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Principal Activities and Management's Plans

1. ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

Taoping Inc. (f/k/a China Information Technology, Inc.), together with its subsidiaries (the “Company” or “TAOP”), is a leading provider of cloud-app technologies for Smart City IoT platforms, digital advertising delivery, and other internet-based information distribution systems in China. Our Internet ecosystem enables all participants of the new media community to efficiently promote branding, disseminate information, and exchange resources. In addition, we provide a broad portfolio of software, hardware with fully integrated solutions, including Information Technology infrastructure, Internet-enabled display technologies, and IoT platforms to customers in government, education, residential community management, media, transportation, and other private sectors. In May 2018, we changed our corporate name from “China Information Technology Inc.” to “Taoping Inc.), to more accurately reflect our current business operations in the new media and IoT industries. As listed in the table below, these services are provided through the Company’s wholly-owned PRC subsidiaries, Information Security Technology International Co., Ltd. (“IST”), TopCloud Software Co., Ltd., (“TopCloud “), and Information Security IoT Tech. Co., Ltd. (“ISIOT ), and through the Company’s variable interest entity (“VIE”), iASPEC Geo Information Technology Co., Ltd. (“iASPEC”), and its subsidiaries, iASPEC Bocom IoT Technology Co. Ltd. (“Bocom”), Shenzhen Taoping Internet Tech. Co., Ltd. (“Taoping”), and Shenzhen Biznest Internet Tech. Co., Ltd. (“Biznest”), and the Company’s wholly-owned Hong Kong subsidiaries Information Security Tech. International Co. Ltd. (“IST HK”), and HPC Electronics (China) Co., Limited (“HPC ”).

		June 30,	December 31,	December 31,
	Subsidiaries/	2018	2017	2016
Entities	VIE	% owned	% owned	% owned	Location
China Information Technology, Inc (CNIT)					British Virgin Islands
China Information Technology Holdings Limited (CITH)	Subsidiary	100%	100%	100%	British Virgin Islands
Information Security Tech. International Co., Ltd. (ISTIL)	Subsidiary	100%	100%	100%	Hong Kong, China
Information Security Tech. (China) Co., Ltd. (IST)	Subsidiary	100%	100%	100%	Shenzhen, China
TopCloud Software (China) Co., Ltd. (TopCloud)	Subsidiary	100%	100%	100%	Shenzhen, China
Information Security IoT Tech. Co., Ltd. (ISIOT)	Subsidiary	100%	100%	100%	Shenzhen, China
iASPEC Technology Group Co., Ltd. (iASPEC)	VIE	100%	100%	100%	Shenzhen, China
Biznest Internet Tech. Co., Ltd. (Biznest)	VIE	100%	100%	100%	Shenzhen, China
Shenzhen Taoping Internet Tech. Co., Ltd. (Taoping)	VIE	100%	100%	100%	Shenzhen, China
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)	VIE	100%	100%	100%	Shenzhen, China

Strategic Shift and Business Transformation

In early 2013, the Company made a strategic decision to transform its business from servicing the public sector to focusing on the private sector. Leveraging the experience and expertise in handling large-scale IT projects for the public sector, the Company started investing in research and development to develop software products for the private sector. In 2014, continuing business transformation, the Company identified four core markets and provided cloud-based ecosystem solutions to new media, healthcare, education, and residential community management. In 2014, the Company predominately sold its cloud-based solutions to the Chinese new media industry. Starting from 2015, the Company further expanded the customer base of cloud-based solutions to education, government and residential community management. In 2016, the Company grew its industry-specific integrated technology platform, resource exchange, and big data services to elevator IoT application for residential community customers. From May 2017, the Company has focused its business to provide products and services in Cloud-App-Terminal (CAT) and Internet of Things (IoT) technology based digital advertising distribution network and new media resource sharing platform in the Out-of-Home adverting market in China.

As part of the strategic shift, the company disposed of its equity ownership in Geo and Zhongtian respectively in 2015.

On November 6, 2015, iASPEC entered into an equity transfer agreement with certain individual and institutional purchasers (the “Transferees”). Pursuant to the transfer agreement, iASPEC sold all of its equity ownership of Wuda Geoinformatics Co., Ltd. ( “Geo”), which constituted 54.89% of the total capital stock of Geo, for an aggregate purchase price of RMB 91.3 million (approximately $14.7 million) (the “Geo Purchase Price”). Control of Geo was legally transferred to the Transferees on December 4, 2015. Pursuant to the transfer agreement, the Transferees agreed to pay the Geo Purchase Price in four installments by March 30, 2016, which has been paid in full.

On November 9, 2015, iASPEC entered into an equity transfer agreement with a purchaser (the “Transferee”). Pursuant to the transfer agreement, iASPEC sold all of its equity ownership of Shenzhen iASPEC Zhongtian Software Co., Ltd. (“Zhongtian”), which constituted 100% of total capital stock of Zhongtian for an aggregate of RMB 30.0 million (approximately $4.8 million) (the “Zhongtian Purchase Price”). Control of Zhongtian was legally transferred to the Transferee on November 9, 2015. Pursuant to the transfer agreement, the Transferee agreed to pay the Zhongtian Purchase Price in three installments by May 31, 2016, which has been paid in full in 2016.

Disposals of Geo and Zhongtian represented a strategic shift in the Company’s strategy and would have a major effect on the Company’s operations and financial results.

Management Service Agreement

iASPEC is a VIE of the Company. To comply with PRC laws and regulations that restrict foreign ownership of companies that provide public security information technology and Geographic Information Systems software operating services to certain government and other customers, the Company operates the restricted aspect of its business through iASPEC.

Pursuant to the terms of a management service agreement by and among IST, iASPEC and its shareholders, dated July 1, 2007 (“MSA”), iASPEC granted IST a ten-year, exclusive, royalty-free, transferable worldwide license to use and install certain iASPEC software, along with copies of source and object codes relating to such software. In addition, IST licensed back to iASPEC a royalty-free, limited, non-exclusive license to the software, without right of sub-license, for the sole purpose of permitting iASPEC to carry out its business as presently conducted. IST has the right to designate two Chinese citizens to serve as senior managers of iASPEC, to serve as a majority on iASPEC’s Board of Directors, and to assist managing the business and operations of iASPEC. In addition, both iASPEC and IST will require the affirmative vote of a majority of the Company’s Board of Directors, including at least one non-insider director, for certain material actions, as defined, with respect to iASPEC.

Option Agreement

In connection with the MSA, on July 1, 2007, IST also entered into an immediately exercisable purchase option agreement (the “Option Agreement”) with iASPEC and its shareholders. Pursuant to the Option Agreement, the iASPEC shareholder granted IST or its designee(s) an exclusive, irrevocable option to purchase, from time to time, all or a part of iASPEC’s shares or iASPEC’s assets from the iASPEC shareholder for $1,800,000 in aggregate. The option may not be exercised if the exercise would violate any applicable laws and regulations in PRC or cause any license or permit held by, and necessary for the operation of iASPEC, to be cancelled or invalidated. The Option Agreement will terminate on the date that IST exercises its purchase option and acquires all the shares or assets of iASPEC pursuant to the terms of the Option Agreement. The Option Agreement may be rescinded by IST upon 30 days’ notice without costs to terminate. The Option Agreement does not have renewal provisions.

Amended and Restated MSA

The Amended and Restated MSA was entered into on December 13, 2009, by and among IST, iASPEC and iASPEC’s sole shareholder, Mr. Lin. Pursuant to the Amended and Restated MSA, IST will provide management and consulting services to iASPEC, under the following terms:

●	iASPEC agreed that IST will be entitled to receive ninety five percent (95%) of the Net Received Profit, as defined, of iASPEC during the term of the Agreement. iASPEC is obligated to calculate and pay the Net Received Profit due to IST no later than the last day of the first month following the end of each fiscal quarter. Mr. Lin, agreed to enter into an agreement with IST to pledge all of his equity interests in iASPEC as security for his and iASPEC’s fulfillment of their respective obligations under the MSA, and to register the pledge agreement with the local AIC (Administration for Industry and Commerce). The Amended and Restated MSA was executed on December 13, 2009. Based on the advice of the Company’s PRC legal counsel, in January 2010 all the parties to the agreement decided not to enter into a pledge agreement.

●	Mr. Lin confirmed his status as the sole iASPEC shareholder and his assumption of all of the obligations of the iASPEC shareholder under the agreement, including a confirmation of his continuing obligation under a written guaranty, executed by the then iASPEC shareholders.

●	Based on iASPEC’s needs for its development and operation, IST has the right, from time to time, at its sole discretion, to provide iASPEC with capital support.

●	IST agreed that it will not interfere with any business of iASPEC covered by iASPEC’s PRC State Secret related Computer Information System Integration Certificate, including but not limited to, seeking access to relevant documents regarding such business. However, iASPEC agreed that it will cooperate with the requests of the Company as necessary to comply with the Company’s reporting obligations to the Securities and Exchange Commission. (“SEC”).

The Amended and Restated MSA amended certain terms of the original Management Service Agreement which became effective on July 1, 2007 and has a term of 30 years unless otherwise early termination by the parties by one of the following means:

●	Either iASPEC or IST may terminate the Amended and Restated MSA immediately (a) upon the material breach by a party of its obligations and the failure of such party to cure such breach within 30 working days after written notice from the non-breaching party; or (b) upon the filing of a voluntary or involuntary petition in bankruptcy by a party, or of which the party is the subject to insolvency, or the commencement of any proceedings placing the party in a receivership, or of any assignment by a party for the benefit of creditors; or

●	The Amended and Restated MSA may be terminated at any time by IST upon 90 calendar days’ written notice delivered to all other parties.

Upon any effective date of any termination of the Amended and Restated MSA: (a) IST will cease providing management services to iASPEC; (ii) IST will deliver to iASPEC all chops and seals of iASPEC; (iii) IST will deliver to iASPEC all of the financial and other books and records of iASPEC, including any and all permits, licenses, certificates and other proprietary and operational documents and instruments; (iv) the senior managers who are recommended by IST and elected as directors of iASPEC will resign from the Board of Directors of iASPEC in a lawful way; and (v) the software license that iASPEC granted to IST according to the Amended and Restated MSA will terminate unless otherwise agreed by the parties. In addition, any amounts owing from any party to any other party on the effective date of any termination under the terms of the Amended and Restated MSA will continue to be due and owing despite such termination.

The Amended and Restated MSA does not have renewal provisions. We expect that the parties to the Amended and Restated MSA will negotiate to extend the term of the agreement before its expiration.

The substance of the Amended and Restated MSA and the Option Agreement is to:

●	Allow the Company to utilize the business licenses, contacts, permits, and other resources of iASPEC in order for the Company to be able to expand its operations and business model;

●	Provide the Company with effective control over all of iASPEC’s operations; and provide the shareholders of iASPEC an opportunity to monetize a portion of their investment through the $1.8 million purchase option.

Going Concern and Management’s Plans

For the six months ended June 30, 2018, the Company earned net income of approximately $2.0 million from continuing operations, compared to $35,000 for the same period of 2017. The Company reported positive cash flows from operations of approximately $0.6 million for the six months ended June 30, 2018, compared to negative cash flows of $40,000 from operations for the same period of 2017. As of June 30, 2018, the Company had working capital of $1.6 million, which was a significant improvement over a working capital deficiency of $1.5 million as of December 31, 2017. The Company had significant accumulated deficit approximately $170.4 million and $172.4 million as of June 30, 2018 and December 31, 2017, respectively.

Continuing the Company’s business transformation from providing IT software, hardware, and system integration services to the public sectors to offering cloud-based ecosystem solutions to the private sectors, management has developed its 2015 business plan which continued to be executed into 2018, encompassing six strategies: 1) redirect the Company’s resources to selling high-margin software solutions; 2) reinforce stringent cash collection policies to shorten the Company’s days of sales outstanding; 3) streamline the Company’s purchase order management process to reduce inventory; 4) control the Company’s cost structure; 5) obtain additional government subsidies for developing new and innovative cloud-based software solutions; and 6) reduce the Company’s short-term debt burden. Starting in April 2016, the Company began receiving an annual rental fee of $380,000 from certain third parties for leasing of its office facility located in Nanshan Industrial Park, Shenzhen. In 2017, the Company has completed its transformation to a leading products and services provider of CAT and IoT technology based digital advertising distribution network and new media resource sharing platform in the Out-of-Home Advertising Market in China. In 2017, the Company has become profitable as a result of a successful transition of the Company’s business model. In the first half of 2018, the Company continued to expand the market and significantly increased its revenue and net income to $11.4 million and $2.0 million respectively.

However, if one or all of these events do not occur or the Company’s business strategies are not successful in addressing its current financial concerns, substantial doubt exists about the Company’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.